Goodwill and intangible assets - Carrying Value of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Beginning balance		$ 287.4	$ 287.1
Goodwill impairment		(39.1)	0.0	$ 0.0
Translation adjustments		(0.4)	0.3
Ending balance		247.9	287.4	287.1
DWS
Goodwill [Roll Forward]
Beginning balance		140.8	140.5
Goodwill impairment	$ (39.1)	(39.1)
Translation adjustments		(0.4)	0.3
Ending balance		101.3	140.8	140.5
CA&I
Goodwill [Roll Forward]
Beginning balance		54.5	54.5
Goodwill impairment		0.0
Translation adjustments		0.0	0.0
Ending balance		54.5	54.5	54.5
ECS
Goodwill [Roll Forward]
Beginning balance		92.1	92.1
Goodwill impairment		0.0
Translation adjustments		0.0	0.0
Ending balance		$ 92.1	$ 92.1	$ 92.1